Investments	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Investments	Investments
As at December 31, 2020 and 2019, the Company had the following investments:

	2020	2019
Investment in PrairieSky Royalty Ltd.	$228	$345
Investment in Inter Pipeline Ltd.	77	145
	$305	$490
INVESTMENT IN PRAIRIESKY ROYALTY LTD.
The Company’s investment of 22.6 million common shares of PrairieSky Royalty Ltd. ("PrairieSky") does not constitute significant influence, and is accounted for at fair value through profit or loss, measured at each reporting date. As at December 31, 2020 the market price per common share was $10.09 (December 31, 2019 – $15.23). As at December 31, 2020, the Company’s investment in PrairieSky was classified as a current asset. PrairieSky is in the business of acquiring and managing oil and gas royalty income assets through indirect third-party oil and gas development.
The loss from the investment in PrairieSky was comprised as follows:

	2020	2019	2018
Fair value loss from PrairieSky	$117	$55	$326
Dividend income from PrairieSky	(9)	(17)	(17)
	$108	$38	$309
INVESTMENT IN INTER PIPELINE LTD.
The Company's investment of 6.4 million common shares of Inter Pipeline Ltd. ("Inter Pipeline") does not constitute significant influence, and is accounted for at fair value through profit or loss, measured at each reporting date. As at December 31, 2020 the market price per common share was $11.87 (December 31, 2019 – $22.54). As at December 31, 2020, the Company's investment in Inter Pipeline was classified as a current asset. Inter Pipeline is in the business of oil sands transportation, natural gas liquids processing and conventional oil pipelines in Canada and bulk liquid storage in Europe.
The loss (gain) from the investment in Inter Pipeline was comprised as follows:

	2020	2019	2018
Fair value loss (gain) from Inter Pipeline	$68	$(21)	$43
Dividend income from Inter Pipeline	(5)	(11)	(11)
	$63	$(32)	$32
On February 22, 2021, Brookfield Infrastructure Partners L.P. commenced a formal offer to purchase all issued and outstanding Inter Pipeline common shares for $16.50 per common share. The offer is open for acceptance until Monday, June 7, 2021.